MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

September 19, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Protective Life Insurance Company

Protective Variable Annuity Separate Account, No. 811-8108

Protective Variable Annuity Investors Series, No. 333-190294

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Dear Commissioners:

Protective Life Insurance Company (the “Company”) is transmitting for filing with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement referenced above for certain group and individual flexible premium deferred variable and fixed annuity contracts issued by the Company.  The pre-effective amendment filing has been marked to show all changes since the initial filing of the registration statement, which was filed with the Commission on August 1, 2013.  The filing has been updated to reflect more complete fund information, to add the legend required by Rule 482 under the Securities Act of 1933 on the cover page of the prospectus and the statement of additional information, and to include the current officers and directors of the Company.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Elisabeth Bentzinger with Sutherland Asbill & Brennan at 202.383.0717.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Attachment

cc.                   Elisabeth Bentzinger

Sutherland Asbill & Brennan